FORWARED PURCHASE AGREEMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Forwared Purchase Agreement [Abstract]
FORWARED PURCHASE AGREEMENT:

NOTE 16 - FORWARED PURCHASE AGREEMENT:

The company entered into the Forward Purchase Transaction with the Seller. Pursuant to the Forward Purchase Agreement, the Seller thereunder purchased, through a broker in the open market shares and will sell the shares under certain conditions. Vellar will pay directly, out of the funds held in Endurance’s trust account, approximately $86.5 million. Accordingly, there was no net increase in cash as a result of the Forward Purchase Agreement at the time of the Closing of the Business Combination occurred on October 27, 2023. Upon the effective date of the applicable registration statement January 23, 2023, the Seller paid to SatixFy approximately $10.0 million (including $8.4 million with respect to the Subject Shares purchased by the Seller prior to the closing of the Business Combination and $1.6 million with respect to the Additional Shares issued to Vellar following the Closing of the Business Combination).

The difference between the fair value of the shares deemed to be issued to the SPAC holders, including the Seller's and the net financial instruments held by the SPAC (including the fair value of the FPA) will be recognized as listing expenses. The financial instrument will be measured at fair value initially and subsequently, with changes in fair value recognized in profit or loss.

For the purpose of measuring the price of FPA assets a Monte Carlo simulation model was used. The inputs used in determining the fair value are: risk-free rate of 4.30%, volatility of 50% and Contractual time (years) of 3. The FPA liability value for October 27, 2022 is based on public share price of $8.29.

For the purpose of measuring the price of FPA asset on December 31, 2022 a Monte Carlo simulation model was used. The inputs used in determining the fair value are: risk-free rate of 4.27%, volatility of 50% and Contractual time (years) of 2.824.

2022

At January 1	-
FPA (SPAC transactions)- Assets	42,502
FPA (SPAC transactions)- Liability	(13,306)
FPA (SPAC transactions) net	29,196
Revaluation as of 21.11.2022	(36,692)
Issuance of shares in 21.11.2022	49,998
Revaluation as of 31.12.2022	(1,650)
As of December 31	40,852